(10) Stock Options and Warrants: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported
Expected stock price volatility	108.00%	95.00%	95.00%	96.00%
Risk free interest rate	0.15%	0.36%	0.36%	0.32%
Expected life of options and warrants			2	2